Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

December 31, 2016	Gross Cost	Accumulated Depreciation	Net Cost
Land	73	—	73
Buildings	788	(412)	376
Facilities & leasehold improvements	2,713	(2,474)	239
Machinery and equipment	12,808	(11,415)	1,393
Computer and R&D equipment	362	(324)	38
Other tangible assets	105	(96)	9
Construction in progress	159	—	159

Total	17,008	(14,721)	2,287

December 31, 2015	Gross Cost	Accumulated Depreciation	Net Cost
Land	75	—	75
Buildings	806	(399)	407
Facilities & leasehold improvements	2,746	(2,482)	264
Machinery and equipment	12,885	(11,408)	1,477
Computer and R&D equipment	377	(339)	38
Other tangible assets	104	(99)	5
Construction in progress	55	—	55

Total	17,048	(14,727)	2,321